Goodwill and Deferred Tax Liability	12 Months Ended
Dec. 31, 2020
Goodwill And Deferred Tax Liability
Goodwill and Deferred Tax Liability
24.	GOODWILL AND DEFERRED TAX LIABILITY

On May 11 and June 22, 2016 the Company acquired DenseLight and BB photonics for $10,500,000 and $1,550,000 respectively. The all stock purchases were accomplished with the issuance of 13,611,150 common shares and 1,996,090 common shares of the Company at a price of $0.7714 and $0.777 per share, respectively. The purchase price in both acquisitions exceeded the net assets acquired which resulted in the difference being accounted for as goodwill on the consolidated statements of financial position.

The continuity of goodwill is as follows:

	DenseLight	BB Photonics	Total

Balance January 1, 2018 and December 31, 2018	$6,630,544	$1,050,459	$7,681,003
Impairment	-	(1,050,459)	(1,050,459)
Disposed on the sale of DenseLight	(6,630,544)	-	(6,630,544)

Balance, December 31, 2019 and 2020	$-	$-	$-

Deferred tax liability was created on the date of purchase for both DenseLight and BB Photonics. The following is a continuity of deferred tax liability.

	DenseLight	BB Photonics	Total

Balance, January 1, 2018	$1,005,627	$292,740	$1,298,367
Tax effect of amortization	(297,940)	-	(297,940)

Balance, December 31, 2018	707,687	292,740	1,000,427
Tax effect of Impairment	-	(292,740)	(292,740)
Disposed on the sale of DenseLight	(707,687)	-	(707,687)

Balance, December 31, 2019 and 2020	$-	$-	$-

Included in the sale of DenseLight on November 8, 2019 was $6,630,544 of goodwill and $707,687 of deferred liability.